Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
19.	Related Party Transactions
As discussed in Note 8, the Company pays a royalty to UFRF, a common stockholder, related to a licensing agreement.